Partners' Capital And Distributions (Schedule Of Cash Distributions To Limited Partners) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	$ 135,296		$ 122,024		$ 120,450
PVG Limited Partners
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	15,239		60,565		59,392
PVR Limited Partners
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	119,679	[1]	61,019	[1]	60,560	[1]
PVR Phantom Units
Distribution Made to Member or Limited Partner [Line Items]
Total cash distribution paid during period	$ 378		$ 440		$ 498

[1]	PVR limited partner unit distributions represent distributions paid to public unitholders and not to units owned by PVG prior to the Merger.